Debt Consolidation Agreement (Tables)	3 Months Ended
Sep. 30, 2024
Debt Consolidation Agreement
Schedule Of debt consolidation agreement
Reference	Principal	Interest	Total Consolidated Amount
Footnote 5 – Inventory Financing Payable	$500,000	$240,274	$740,274
Footnote 6 – Line of Credit	570,250	182,092	752,342
Footnote 7 – Promissory Notes Payable	1,708,000	170,783	1,878,783
Footnote 8 – Accrued Expenses - Face Mask	33,218	-	33,218
Footnote 9 – Note Receivable	(1,563,000)	(143,994)	(1,706,994)
Footnote 10 – Consulting Agreement	250,000	-	250,000
Additional Fund Received	(239,623)	-	(239,623)
Final Debt Consolidation Agreement Amount	$1,258,845	$449,155	$1,708,000